Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                      San Francisco, California 94105-3441
                            Telephone (415) 856-7000
                            Facsimile (415) 856-7100
                          Internet www.paulhastings.com

                                  June 5, 2002

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

       Re:   The Montgomery Funds II
             File Nos. 33-69686 and 811-8064

Sir or Madam:

             On behalf of The Montgomery Funds II (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the Prospectus for the Class A, Class B and Class C shares of the Montgomery Global Long-Short Fund and the Montgomery Emerging Markets Focus Fund, two series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on May 31, 2002.

             Please direct any inquiries regarding this filing to the undersigned (415) 856-7049.

                                                Very truly yours,

                                                /s/ Thao H. Ngo
                                       for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:   Dana Schmidt
      David A. Hearth, Esq., Julie Allecta, Esq., Adam Mizock, Esq.